Accrued Employee Compensation and Benefits (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Employee Compensation and Benefits
Compensation related amounts	$ 31,821	$ 28,386	$ 31,477
Vacation liabilities	16,094	14,176	12,534
Medical and dental liabilities	2,257	2,078	2,284
Employer taxes	3,585	2,098	2,284
Statutory retirement plans	11,645	10,860	10,112
Other benefit related liabilities	199	437	1,619
Accrued employee compensation and benefits, Net	$ 65,601	$ 58,035	$ 60,310